Discontinued operations and assets held for sale - Assets held for sale (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Non-current assets
Goodwill	€ 26,734	€ 26,808
Other intangible assets	16,523	19,412
Plant, property and equipment	28,325	30,204
Trade and other receivables	4,026	4,569
Deferred tax assets	26,200	24,300
Current assets
Inventory	581	576
Taxation recoverable	106	150
Trade and other receivables	9,975	9,861
Other investments	8,795	6,120
Cash and cash equivalents	4,674	8,835
Total current assets	24,131	25,542
Total assets held for sale	13,820	17,195
Non-current liabilities
Long-term borrowings	(32,908)	(34,523)
Deferred tax liabilities	(644)	(535)
Post employment benefits	(520)	(651)
Provisions	(1,065)	(1,130)
Trade and other payables	(2,843)	(1,737)
Total non current liabilities	(37,980)	(38,576)
Current liabilities
Short-term borrowings	(10,351)	(12,051)
Provisions	(891)	(1,049)
Trade and other payables	(16,242)	(16,834)
Total current liabilities	(28,025)	(30,595)
Total liabilities held for sale	(10,999)	(11,794)
Net debt	31,469	31,169
Derivative financial instruments	44,544	34,009
Deferred tax assets on losses in India
Deferred tax assets	26,200	24,300
Losses for which no deferred tax is recognised	25,689	30,411
Vodafone India Discontinued Operations [Member]
Deferred tax assets on losses in India
Deferred tax assets recognized	€ 1,290	816
Minimum forecast period reviewing the future profits	5 years
Losses for which no deferred tax is recognised	€ 399	352
Assets and liabilities classified as held for sale | Vodafone India Discontinued Operations [Member]
Non-current assets
Other intangible assets	5,937	9,214
Plant, property and equipment	2,823	3,462
Trade and other receivables	1,641	1,202
Deferred tax assets	526	694
Total Non current assets	10,927	14,572
Current assets
Inventory		1
Taxation recoverable	1,219	1,311
Trade and other receivables	936	831
Other investments	11	13
Cash and cash equivalents	727	467
Total current assets	2,893	2,623
Total assets held for sale	13,820	17,195
Non-current liabilities
Long-term borrowings	(6,687)	(8,024)
Post employment benefits	(14)	(15)
Provisions	(665)	(784)
Trade and other payables	(32)	(39)
Total non current liabilities	(7,398)	(8,862)
Current liabilities
Short-term borrowings	(1,756)	(1,139)
Provisions	(18)	(25)
Trade and other payables	(1,827)	(1,768)
Total current liabilities	(3,601)	(2,932)
Total liabilities held for sale	(10,999)	(11,794)
Net debt	7,714	8,674
Licence payables classified as debt	6,418	7,143
Other borrowings	2,025	2,020
Derivative financial instruments	2	22
Licence payables paid in cash	345	499
Deferred tax assets on losses in India
Deferred tax assets	526	€ 694
Maximum
Current liabilities
Net debt	€ 32,900
Maximum | Vodafone India Discontinued Operations [Member]
Deferred tax assets on losses in India
Utilization period of deferred tax	13 years
Minimum
Current liabilities
Net debt	€ 30,000
Minimum | Vodafone India Discontinued Operations [Member]
Deferred tax assets on losses in India
Utilization period of deferred tax	11 years